Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Trade and other payables

21.   Trade and other payables

Trade and other payables comprise the following at December 31:

	2023	2022
	US$'000	US$'000
Payable to suppliers	182,949	219,020
Advances from customers	426	646
Total	183,375	219,666